Note 30 - Operating Expenses by Nature From Continuing Operations - Operating Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Salaries & wages		$ 51,468	$ 31,686	$ 36,066
Share-based compensation		2,164	2,015	4,415
Continuing operations [member]
Statement Line Items [Line Items]
Depreciation and amortization		18,846	9,456	12,485
Market research, public and investor relations, branding		6,659	4,313	5,278
Occupancy		5,874	4,049	4,340
Other expenses(a)	[1]	4,400	969	818
Professional services		7,019	3,499	5,811
Salaries & wages		51,056	29,467	29,331
Share-based compensation		2,164	2,015	4,415
Technology		11,449	5,177	9,043
Travel		2,794	1,612	1,894
Operating expenses from continuing operations		$ 110,261	$ 60,557	$ 73,415

[1]	Other expenses primarily include bank charges and merchant fees, office costs, training and recruitment costs.